Business and Summary of Significant Accounting Principles (Business Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 23, 2013	Jul. 22, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets acquired and liabilities assumed:
Goodwill			$ 229,560	$ 219,041	$ 77,294
ACS [Member]
Business Acquisition [Line Items]
Cash consideration paid	100,000	100,000
Fair value of the one-third ownership interest of AWN	265,511
Total purchase price	365,511
Assets acquired and liabilities assumed:
Current assets	16,963
Property and equipment, including construction in progress	82,611
Goodwill	148,948	148,900
Other assets	17,282
Fair value of liabilities assumed	(6,011)
Total fair value of assets acquired and liabilities assumed	365,511
ACS [Member] | Wireless Licenses [Member]
Assets acquired and liabilities assumed:
Intangible assets	60,380
ACS [Member] | Rights to Use Capacity [Member]
Assets acquired and liabilities assumed:
Intangible assets	45,338
Scenario, Previously Reported | ACS [Member]
Business Acquisition [Line Items]
Cash consideration paid	100,000
Fair value of the one-third ownership interest of AWN	267,642
Total purchase price	367,642
Assets acquired and liabilities assumed:
Current assets	16,952
Property and equipment, including construction in progress	82,473
Goodwill	140,081
Other assets	16,078
Fair value of liabilities assumed	(6,011)
Total fair value of assets acquired and liabilities assumed	367,642
Scenario, Previously Reported | ACS [Member] | Wireless Licenses [Member]
Assets acquired and liabilities assumed:
Intangible assets	65,433
Scenario, Previously Reported | ACS [Member] | Rights to Use Capacity [Member]
Assets acquired and liabilities assumed:
Intangible assets	52,636
Scenario, Adjustment [Member] | ACS [Member]
Business Acquisition [Line Items]
Cash consideration paid	0
Fair value of the one-third ownership interest of AWN	(2,131)
Total purchase price	(2,131)
Assets acquired and liabilities assumed:
Current assets	11
Property and equipment, including construction in progress	138
Goodwill	8,867
Other assets	1,204
Fair value of liabilities assumed	0
Total fair value of assets acquired and liabilities assumed	(2,131)
Scenario, Adjustment [Member] | ACS [Member] | Wireless Licenses [Member]
Assets acquired and liabilities assumed:
Intangible assets	(5,053)
Scenario, Adjustment [Member] | ACS [Member] | Rights to Use Capacity [Member]
Assets acquired and liabilities assumed:
Intangible assets	$ (7,298)